GLOBAL X FUNDS
(THE "TRUST")

Global X China Innovation ETF (KEJI) (the "Fund")

SUPPLEMENT DATED JANUARY 31, 2023
TO THE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI"), DATED APRIL 1, 2022, FOR THE FUND, AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Fund's Summary Prospectus, Statutory Prospectus and SAI, as applicable.

1.Effective February 1, 2023 (the "Effective Date"), Daniel Zhou will be added as a portfolio manager of the Fund.

a) As of the Effective Date, the section of the Fund's Summary Prospectus and Statutory Prospectus entitled "FUND MANAGEMENT - Portfolio Manager" is hereby replaced with the corresponding disclosure below:

Portfolio Managers: The Fund is managed by Mirae Asset Global Investments (Hong Kong) Limited's Portfolio Management team. The professionals primarily responsible for the management of the Fund are described below.

b) As of the Effective Date, the section of the Fund's Summary Prospectus and Statutory Prospectus entitled "FUND MANAGEMENT - Portfolio Manager" is hereby revised to add the following disclosure:

Daniel Zhou - Portfolio Manager/Senior Investment Analyst

Mr. Zhou has been a portfolio manager of the Fund since February 2023.

c) As of the Effective Date, the section of the Fund's Statutory Prospectus entitled "FUND MANAGEMENT-Portfolio Management - Global X China Innovation ETF" is hereby revised as follows to replace the first paragraph with the paragraph set forth below:

The Portfolio Managers who are currently responsible for the day-to-day management of the Fund’s portfolio are Phil S. Lee and Daniel Zhou.

d) As of the Effective Date, the section of the Fund's Statutory Prospectus entitled "FUND MANAGEMENT-Portfolio Management - Global X China Innovation ETF" is hereby revised to include the following:

Daniel Zhou - Portfolio Manager/Senior Investment Analyst

Daniel Zhou, Portfolio Manager and Senior Investment Analyst, joined Mirae Asset Global Investments (Hong Kong) Limited in 2021. Previously, Mr. Zhou was a Portfolio Manager at BOCI-Prudential Asset Management. Mr. Zhou holds a Bachelor’s Degree in Operations Research & Economics from Columbia University.

e) As of the Effective Date, the section entitled “MANAGEMENT OF THE TRUST – PORTFOLIO MANAGERS - Global X China Innovation ETF” in the Fund's SAI is hereby revised to include the following:

Daniel Zhou - Portfolio Manager/Senior Investment Analyst

Daniel Zhou, Portfolio Manager and Senior Investment Analyst, joined Mirae Asset Global Investments (Hong Kong) Limited in 2021. Previously, Mr. Zhou was a Portfolio Manager at BOCI-Prudential Asset Management. Mr. Zhou holds a Bachelor’s Degree in Operations Research & Economics from Columbia University.

f) As of the Effective Date, the following rows are added to the table in the section entitled “MANAGEMENT OF THE TRUST – PORTFOLIO MANAGERS - Other Accounts Managed by Portfolio Managers” in the Fund's SAI:

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	Other Accounts Managed[1]			Accounts With Respect To Which The Advisory Fee Is Based On The Performance of The Account
Global X China Innovation ETF
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Daniel Zhou*	Registered investment companies	0	$0.00	0	$0.00
	Other pooled investment vehicles	8	$449,997,438	0	$0.00
	Other accounts	0	$0.00	0	$0.00
1Information is provided as of January 25, 2023. If an account is managed by a team, the total number of accounts and assets have been allocated to each respective team member. Therefore, most accounts and assets have been counted two or more times.

*Mr. Zhou has acted as a Portfolio Manager of the Global X China Innovation ETF and the other accounts shown in the table above as of February 1, 2023.

g) As of the Effective Date, the following row is added to the table in the section entitled “MANAGEMENT OF THE TRUST – PORTFOLIO MANAGERS - Disclosure of Securities Ownership” in the Fund's SAI:

Listed below for Mr. Zhou is a dollar range of securities beneficially owned in the Fund as of January 25, 2023:

Name of Portfolio Manager	Fund	Dollar Range of Equity Securities In Fund
Daniel Zhou	Global X China Innovation ETF	None

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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